Acquisitions GloFish (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition [Line Items]
Goodwill (Note 12)	$ 2,277.1	$ 2,133.3	$ 2,138.9
GloFish [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	49.7
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	0.4
Property, plant and equipment	0.6
Goodwill (Note 12)	11.2
Goodwill (Note 12)	37.8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	0.3
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	49.7
Tradenames Trademarks And Patents [Member] | GloFish [Member]
Business Acquisition [Line Items]
Goodwill (Note 12)	$ 6.1
Technology-Based Intangible Assets [Member] | GloFish [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	13 years
Goodwill (Note 12)	$ 30.2
Customer Relationships [Member] | GloFish [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Goodwill (Note 12)	$ 1.5